Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	£ 202,516	£ 201,289
Loans and advances to banks	2,065	2,799
Reverse repurchase agreements - non trading	22,409	21,127
Deposits by customers	180,617	178,090
Deposits by banks	16,489	17,221
Repurchase agreements - non trading	14,771	10,910
Debt securities in issue	44,574	46,692
Subordinated liabilities	3,645	3,601
Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Carrying value	234,127	232,444
Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Carrying value	260,096	256,514
Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	180,617	178,090
Deposits by Banks [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	16,489	17,221
Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	14,771	10,910
Debt Securities [Member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	44,574	46,692
Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,645	3,601
Loans and Advances to Customers [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	202,516	201,289
Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,065	2,799
Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	22,409	21,127
Other financial assets at amortised cost [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	7,137	7,229
Fair Value [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Carrying value	238,729	235,101
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Carrying value	261,955	258,000
Fair Value [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	180,777	178,181
Fair Value [member] | Deposits by Banks [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	16,500	17,232
Fair Value [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	14,779	10,923
Fair Value [member] | Debt Securities [Member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	45,664	47,787
Fair Value [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	4,235	3,877
Fair Value [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	207,080	204,061
Fair Value [member] | Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,065	2,799
Fair Value [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	22,416	21,130
Fair Value [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	£ 7,168	£ 7,111